Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Deposits / Regulatory Capital Requirements [Abstract]
REGULATORY CAPITAL REQUIREMENTS
13.	REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by state and federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). Management believes that, as of December 31, 2011 and 2010, the Bank met all capital adequacy requirements to which it was subject.

As of December 31, 2011, the most recent date for which information is available, the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events that management believes have changed the Bank’s categorization since the most recent notification from the FDIC.

The Bank’s actual capital amounts and ratios (under rules established by the FDIC) are presented in the following table for the dates indicated:

(Dollars in thousands)					To Be Well Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Capital Amount	Ratio	Capital Amount	Ratio	Capital Amount	Ratio
As of December 31, 2011:

Tier 1 Capital (to average assets)	$442,598	9.67%	$137,269	3.00%	$228,781	5.00%

Tier 1 Capital (to risk weighted assets)	442,598	18.09%	97,882	4.00%	146,823	6.00%

Total Capital (to risk weighted assets)	473,486	19.35%	195,764	8.00%	244,705	10.00%
As of December 31, 2010:

Tier 1 Capital (to average assets)	$432,374	8.89%	$145,900	3.00%	$243,200	5.00%

Tier 1 Capital (to risk weighted assets)	432,374	15.69%	110,200	4.00%	165,300	6.00%

Total Capital (to risk weighted assets)	467,051	16.95%	220,500	8.00%	275,600	10.00%

The Company’s capital at December 31, 2011 and 2010 for financial statement purposes was greater than the Tier 1 capital amounts by $213.8 million and $189.2 million, respectively, due to the Tier 1 exclusion for regulatory capital purposes of unrealized gains or losses on securities available-for-sale and the accumulated other comprehensive adjustment related to pension and post retirement benefits. Additionally, regulatory capital reduces capital by the amount of goodwill and other intangibles and a portion of the deferred tax asset. The amounts in the above table are calculated using Bank only balances.